Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current
Cash and cash equivalents (note 8)	$ 678,392	$ 806,904
Restricted cash	61,818	33,653
Accounts receivable, including non-trade of $12,305 (2014 - $49,707) and related party balances of $65,936 (2014 - $38,616)	395,013	378,193
Assets held for sale (notes 11 and 18)	55,450
Net investment in direct financing leases (note 9)	26,542	20,823
Prepaid expenses and other (note 15)	95,302	69,470
Current portion of loans to equity-accounted investees (note 23)	7,127	26,209
Total current assets	1,319,644	1,335,252
Restricted cash - non-current	114,619	85,698
Vessels and equipment (note 8)
At cost, less accumulated depreciation of $2,894,097 (2014 - $2,627,499)	8,460,500	6,307,971
Vessels under capital leases, at cost, less accumulated amortization of $56,316 (2014 - $50,898) (note 10)	88,215	91,776
Advances on newbuilding contracts and conversion costs (note 16a)	817,878	1,706,500
Total vessels and equipment	9,366,593	8,106,247
Net investment in direct financing leases - non-current (note 9)	657,587	684,130
Loans to equity-accounted investees and joint venture partners, bearing interest between nil to LIBOR plus margins up to 3% (note 23)	184,390	227,217
Derivative assets (note 15)	17,844	14,415
Equity-accounted investments (notes 16b and 23)	905,159	873,421
Other non-current assets	214,932	190,073
Intangible assets - net (note 6)	111,909	94,666
Goodwill (note 6)	168,571	168,571
Total assets	13,061,248	11,779,690
Current
Accounts payable	64,212	85,290
Accrued liabilities (notes 7 and 15)	412,278	394,759
Current portion of derivative liabilities (note 15)	267,539	203,957
Current portion of long-term debt (note 8)	1,106,104	652,645
Current obligation under capital leases (note 10)	4,546	4,422
Current portion of in-process revenue contracts (note 6)	32,109	23,414
Total current liabilities	1,886,788	1,364,487
Long-term debt (note 8)	6,277,982	5,999,331
Long-term obligation under capital leases (note 10)	54,581	59,128
Derivative liabilities (note 15)	414,084	422,182
In-process revenue contracts (note 6)	118,690	149,998
Other long-term liabilities (note 7)	352,378	383,089
Total liabilities	$ 9,104,503	$ 8,378,215
Commitments and contingencies (notes 3, 8, 9, 10, 15 and 16)
Redeemable non-controlling interest (note 16d)	$ 255,671	$ 12,842
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 72,711,371 shares outstanding (2014 - 72,500,502); 72,711,371 shares issued (2014 - 73,299,702) (note 12)	775,018	770,759
Retained earnings	158,898	355,867
Non-controlling interest	2,782,049	2,290,305
Accumulated other comprehensive loss (note 1)	(14,891)	(28,298)
Total equity	3,701,074	3,388,633
Total liabilities and equity	$ 13,061,248	$ 11,779,690